Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - Albemarle Corporation Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	$ 474,051
EBP, Change in Net Asset Available for Benefit, Increase	180,564,254
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(139,550,926)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(403,020)
EBP, Change in Net Asset Available for Benefit, Decrease	(139,953,946)
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	(190,346,083)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	(149,735,775)
EBP, Net Asset Available for Benefit	816,429,055
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	21,558,355
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	23,742,633
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	32,337,968
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 102,451,247